LEASES - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Leases [Abstract]
Short-term lease expenses	$ 3	$ 4
Operating lease expenses	35	39
Operating lease right-of-use assets	419
Operating lease liabilities	$ 416		$ 449
Weighted average remaining lease term	7 years
Weighted average discount rate	3.40%
Leased assets obtained in exchange for operating lease obligations	$ 16	18
Operating cash outflow for amounts included in the measurement of operating lease obligations	$ 36	$ 40
Minimum
Lessee, Lease, Description [Line Items]
Operating lease term	3 years
Maximum
Lessee, Lease, Description [Line Items]
Operating lease term	5 years